RESTRICTED NET ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Investments [Abstract]
Restricted cash, paid up capital and statutory reserves of the Company's PRC subsidiaries and VIEs included in restricted amounts	$ 1,681	$ 1,614